Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0000074260
Registrant Name	OLD REPUBLIC INTERNATIONAL CORP
Registration File Number	333-277713
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES